Fair Values of Assets and Liabilities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate unpaid principal balance of MLHFS
Total Loans	$ 6,900
Carrying Amount [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	6,925	8,100
Nonaccrual loans	10	11
Accruing loans 90 days or more past due	3	6
Aggregate Unpaid Principal [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	6,635	8,034
Nonaccrual loans	15	18
Accruing loans 90 days or more past due	4	6
Excess of Carrying Amount Over (Under) Unpaid Principal [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	290	66
Nonaccrual loans	(5)	(7)
Accruing loans 90 days or more past due	$ (1)	$ 0